Trade receivables and other current assets - Disclosure of Changes in Research Tax Credit Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current prepayments and current accrued income other than current contract assets [abstract]
Research tax credit receivable at beginning of period	€ 4,091	€ 2,490
Research tax credit receivable at end of period	3,939	4,091
2021 Tax Year | Nanobiotix S.A.
Current prepayments and current accrued income other than current contract assets [abstract]
Refund of research tax credit		(2,272)
2021 Tax Year | Curadigm SAS
Current prepayments and current accrued income other than current contract assets [abstract]
Refund of research tax credit		(218)
2022 Tax Year
Current prepayments and current accrued income other than current contract assets [abstract]
Research tax credit		4,100
2022 Tax Year | Nanobiotix S.A.
Current prepayments and current accrued income other than current contract assets [abstract]
Refund of research tax credit	(3,884)
Research tax credit		3,884
2022 Tax Year | Curadigm SAS
Current prepayments and current accrued income other than current contract assets [abstract]
Refund of research tax credit	(207)
Research tax credit		€ 207
2023 Tax Year
Current prepayments and current accrued income other than current contract assets [abstract]
Research tax credit	4,000
2023 Tax Year | Nanobiotix S.A.
Current prepayments and current accrued income other than current contract assets [abstract]
Research tax credit	3,762
2023 Tax Year | Curadigm SAS
Current prepayments and current accrued income other than current contract assets [abstract]
Research tax credit	€ 177